Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 19,567.6	$ 259.5	₨ 18,836.5
Software and systems	33,433.9	443.5	29,855.2
Equipment and furniture	82,179.1	1,090.1	73,601.8
Property and equipment, at cost	135,180.6	1,793.1	122,293.5
Less: Accumulated depreciation	86,852.9	1,152.1	79,105.7
Property and equipment, net	₨ 48,327.7	$ 641.0	₨ 43,187.8